Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021
MainStay MacKay Common Stock Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MCSSX
MainStay MacKay Common Stock Fund | Class R2
Prospectus:
Trading Symbol	MSORX
MainStay MacKay Common Stock Fund | Class I
Prospectus:
Trading Symbol	MSOIX
MainStay MacKay Common Stock Fund | Class C
Prospectus:
Trading Symbol	MGOCX
MainStay MacKay Common Stock Fund | Class B
Prospectus:
Trading Symbol	MOPBX
MainStay MacKay Common Stock Fund | Class A
Prospectus:
Trading Symbol	MSOAX
MainStay MacKay Common Stock Fund | Class R6
Prospectus:
Trading Symbol	MCSDX
MainStay MacKay Common Stock Fund | Class R3
Prospectus:
Trading Symbol	MSOSX